Marketable Securities - Schedule of Components of Marketable Securities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Components Of Marketable Securities [Abstract]
Equity securities	$ 21,926	$ 83,802
Put and call options	0	(78)
Financial Assets Marketable Securities Current	$ 21,926	$ 83,724	[1]	$ 0

[1]	Adjustment to provisional amounts — refer to note 5(b).